Convertible Promissory Notes (Details) - USD ($)	Jul. 31, 2024	Jul. 17, 2024	Nov. 30, 2023	Oct. 24, 2023
Convertible Promissory Notes [Line Items]
Convertible notes (in Dollars)	$ 350,000		$ 15,000,000
Redeemable year	2 years		2 years
Conversion price per share (in Dollars per share)	$ 1.25	$ 1.3	$ 1.42	$ 1.42
Conversion of noteholder percentage	19.99%		19.99%
Interest rate	6.00%			12.00%